Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  February 4, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Money Market Fund (Reg. No. 2-55091) (811-2608)
     Post-Effective Amendment No. 30 to Registration Statement on Form N-1A

     Putnam Tax Exempt Money Market Fund (Reg. No. 33-15238) (811-5215) Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund
("the Funds") hereby certify that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 30 and No.14 to the Registration Statements on Form N-1A (the "Amendments") for Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund , respectively, would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on January 28, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 1-1796.

                                        Very truly yours,

                                        Putnam Money Market Fund and
                                        Putnam Tax Exempt Money Market Fund

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President


cc:  Greg Pusch, Esq., Ropes & Gray